UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             104

Form 13F Information Table Value Total:  $305,481,059.08
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ------ ------ ----
Merck                                  Com            58933y105    199873.8     5470          SOLE                  5470      0    0
OncoGenex Pharmaceutical               Com            68230a106      202748     9100          SOLE                  9100      0    0
ConocoPhillips                         Com            20825c104   211531.94     4142          SOLE                  4142      0    0
Pembina Pipeline                       Com            706329109   222932.74    13340          SOLE                 13340      0    0
United Technologies                    Com            913017109    228358.9     3290          SOLE                  3290      0    0
Texas Instruments                      Com            882508104    233471.5     8959          SOLE                  8959      0    0
Rodman & Renshaw                       Com            77487r100      233700    57000          SOLE                 57000      0    0
M&T Capital Trust IV 8.50% PFD         Com            55292c203      235583     8900          SOLE                  8900      0    0
(c013113)
RXI Pharmaceuticals                    Com            74978t109      290372    63400          SOLE                 63400      0    0
Comcast Corp 7% Pfd (c051511)          Com            20030n309   293263.88    11625          SOLE                 11625      0    0
Unilever                               Com            904767704      316129     9910          SOLE                  9910      0    0
Stone Energy Corp                      Com            861642106      324900    18000          SOLE                 18000      0    0
Southern                               Com            842587107   340996.88    10234          SOLE                 10234      0    0
Sysco                                  Com            871829107    353999.8    12670          SOLE                 12670      0    0
Leucadia National                      Com            527288104   381924.66    16054          SOLE                 16054      0    0
BB&T                                   Com            054937107    389429.5    15350          SOLE                 15350      0    0
Research in Motion                     Com            760975102      445764     6600          SOLE                  6600      0    0
Xilinx                                 Com            983919101    498944.6    19910          SOLE                 19910      0    0
BP PLC ADR                             Com            055622104   524976.32     9056          SOLE                  9056      0    0
Ico                                    Com            449293109      527782    72200          SOLE                 72200      0    0
Abbott Laboratories                    Com            002824100      604688    11200          SOLE                 11200      0    0
Zenith                                 Com            989390109      628680    21125          SOLE                 21125      0    0
NuStar Energy LP                       Com            67058h102      695516    12400          SOLE                 12400      0    0
Wesco Financial                        Com            950817106      697319     2033          SOLE                  2033      0    0
Weingarten Realty 8.1% Notes (c091514) Com            948741848    707887.5    32250          SOLE                 32250      0    0
USB Capital XI 6.6% Pfd (c091511)      Com            903300200   711233.88    29414          SOLE                 29414      0    0
Laboratory Crp of Amer                 Com            50540r409      748400    10000          SOLE                 10000      0    0
Magellan Midstream Partners LP         Com            559080106      823270    19000          SOLE                 19000      0    0
Medtronic                              Com            585055106    882458.7    20065          SOLE                 20065      0    0
Weingarten Realty Investors            Com            948741103   917761.25    46375          SOLE                 46375      0    0
Citigroup                              Com            172967101    963408.6   291060          SOLE                291060      0    0
Target                                 Com            87612e106      967400    20000          SOLE                 20000      0    0
Mattel                                 Com            577081102    983515.5    49225          SOLE                 49225      0    0
Waste Management                       Com            94106L109   1034247.9    30590          SOLE                 30590      0    0
Isis Pharmaceuticals                   Com            464330109  1104145.13    99383          SOLE                 99383      0    0
Morgan Stanley                         Com            617446448     1114292    37645          SOLE                 37645      0    0
Pfizer                                 Com            717081103  1129016.92    62068          SOLE                 62068      0    0
Thermo Fisher Scientific               Com            883556102  1137644.95    23855          SOLE                 23855      0    0
Public Storage Series M (c010912@25)   Com            74460d232     1218067    52300          SOLE                 52300      0    0
Copano Energy                          Com            217202100  1335971.25    55875          SOLE                 55875      0    0
Diageo PLC-Sponsored ADR               Com            25243q205   1359047.8    19580          SOLE                 19580      0    0
Verizon                                Com            92343v104  1573608.74    47498          SOLE                 47498      0    0
Western Gas Partners LP                Com            958254104  1614454.15    82835          SOLE                 82835      0    0
St Jude Medical                        Com            790849103   1648479.6    44820          SOLE                 44820      0    0
General Electric                       Com            369604103     1658974   109648          SOLE                109648      0    0
NorthWestern Corp                      Com            668074305   1660986.7    63835          SOLE                 63835      0    0
Key Energy Services                    Com            492914106  1730144.49   196831          SOLE                196831      0    0
JP Morgan Chase                        Com            46625h100  1804227.66    43298          SOLE                 43298      0    0
Hain Celestial Group                   Com            405217100  1881391.05   110605          SOLE                110605      0    0
Arch Coal                              Com            039380100  1948766.25    87585          SOLE                 87585      0    0
Sempra Energy                          Com            816851109  2158084.98    38551          SOLE                 38551      0    0
Wells Fargo Cap VII                    Com            94979b204  2167796.75    97429          SOLE                 97429      0    0
5.85%(050133)(cNow)
Canadian Natural Resources             Com            136385101  2170764.65    30170          SOLE                 30170      0    0
Emerson Electric                       Com            291011104   2236159.2    52492          SOLE                 52492      0    0
Metabolix                              Com            591018809  2338213.15   211603          SOLE                211603      0    0
Wal-Mart                               Com            931142103     2348593    43940          SOLE                 43940      0    0
Boston Beer Co - Cl A                  Com            100557107     2459315    52775          SOLE                 52775      0    0
Tractor Supply                         Com            892356106   2517664.1    47530          SOLE                 47530      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
-------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ------ ------ ----
Enterprise Products Partners           Com            293792107  2534284.44    80684          SOLE                 80684      0    0
Calpine                                Com            131347304     2534719   230429          SOLE                230429      0    0
Pepsico                                Com            713448108   2614156.8    42996          SOLE                 42996      0    0
Nokia ADR                              Com            654902204  2685225.95   208967          SOLE                208967      0    0
Hershey                                Com            427866108   2703934.5    75550          SOLE                 75550      0    0
BorgWarner                             Com            099724106  2979568.24    89692          SOLE                 89692      0    0
BE Aerospace                           Com            073302101     3077325   130950          SOLE                130950      0    0
Waters                                 Com            941848103  3079969.64    49709          SOLE                 49709      0    0
Altera                                 Com            021441100  3120790.15   137905          SOLE                137905      0    0
Cyberonics                             Com            23251P102     3149804   154100          SOLE                154100      0    0
Exxon Mobil                            Com            30231g102     3485759    51118          SOLE                 51118      0    0
Berkshire Hathaway Inc Cl B            Com            084670702     3539022     1077          SOLE                  1077      0    0
Symantec                               Com            871503108  3549053.98   198382          SOLE                198382      0    0
FMC Corp                               Com            302491303  3603087.65    64618          SOLE                 64618      0    0
Celgene                                Com            151020104     3971376    71325          SOLE                 71325      0    0
Goldman Sachs                          Com            38141g104  4008599.28    23742          SOLE                 23742      0    0
Wells Fargo                            Com            949746101  4058192.97   150359          SOLE                150359      0    0
Itron                                  Com            465741106  4059808.31    60083          SOLE                 60083      0    0
Marathon Oil                           Com            565849106  4442730.88   142304          SOLE                142304      0    0
Vodafone PLC ADR                       Com            92857w209  4479367.64   193996          SOLE                193996      0    0
Coca Cola                              Com            191216100     4637292    81356          SOLE                 81356      0    0
Google Cl A                            Com            38259p508  4860023.22     7839          SOLE                  7839      0    0
Cameron International                  Com            13342B105   4937917.6   118132          SOLE                118132      0    0
Bruker                                 Com            116794108  5127164.28   425138          SOLE                425138      0    0
3M                                     Com            88579Y101   5411578.2    65460          SOLE                 65460      0    0
Genzyme Corp                           Com            372917104  5636248.02   115002          SOLE                115002      0    0
Procter & Gamble                       Com            742718109  5678545.17    93659          SOLE                 93659      0    0
Dow Chemical                           Com            260543103   5781301.2   209240          SOLE                209240      0    0
Johnson & Johnson                      Com            478160104  5959053.52    92518          SOLE                 92518      0    0
CVS                                    Com            126650100     6124202   190134          SOLE                190134      0    0
Applied Materials                      Com            038222105  6248144.98   448217          SOLE                448217      0    0
Greenlight Capital                     Com            G4095J109  6349555.17   269163          SOLE                269163      0    0
Rogers                                 Com            775109200     6659637   214827          SOLE                214827      0    0
Microsoft                              Com            594918104   6708038.4   220080          SOLE                220080      0    0
American Tower Corp Cl A               Com            029912201  6919303.72   160132          SOLE                160132      0    0
Bank of America                        Com            060505104  6934768.56   460476          SOLE                460476      0    0
Life Technologies                      Com            53217v109  6943902.28   132974          SOLE                132974      0    0
Monsanto                               Com            61166w101  6950793.75    85025          SOLE                 85025      0    0
Teva Pharmaceutical ADR                Com            881624209   7030646.1   125145          SOLE                125145      0    0
Varian Medical Systems                 Com            92220p105  7225816.05   154233          SOLE                154233      0    0
Schlumberger                           Com            806857108  7330667.25   112624          SOLE                112624      0    0
Cisco                                  Com            17275R102   7459943.4   311610          SOLE                311610      0    0
Qualcomm                               Com            747525103  7540446.83   163001          SOLE                163001      0    0
Novartis AG ADR                        Com            66987v109  8795452.56   161592          SOLE                161592      0    0
Halliburton                            Com            406216101  9082308.88   301838          SOLE                301838      0    0
Chevron                                Com            166764100 15333256.14   189315          SOLE                189315      0    0